Reverse Recapitalization - Schedule of Reverse Recapitalization (Details) - shares		6 Months Ended
	Jan. 25, 2022	Jun. 30, 2022	Jan. 24, 2022
Schedule of Reverse Recapitalization [Line Items]
Stock issued, options exercised (in shares)		21,927
Stock issued during period, shares, repayment of loan (in shares)	788,021
Issuance of shares for transaction fees (in shares)	2,058,229
Shares outstanding (in shares)	88,824,647		17,215,336
Series A Preferred Stock Shareholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	7,968,316
Series B Preferred Stock Shareholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	4,597,928
Series B-1 preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	2,171,399
2018 convertible noteholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	5,581,416
2019 convertible noteholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	7,846,333
2020 convertible noteholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	4,553,205
Redeemable Series X preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	2,140,340
Liberty Investors
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	20,000,000
PIPE investors
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	5,816,770
CF V Sponsor
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	6,837,354
Forward Purchase Contract Warrant
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	1,250,000